Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000016466 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.26%	10.95%		13.43%
C000016468 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.52%	11.17%		13.65%
C000016467 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.86%	9.36%		12.47%
C000016469 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.04%	9.84%		12.30%
C000016470 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.63%	10.39%		12.86%
C000189760 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.51%	11.16%	13.12%
C000016462 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.38%	11.91%		15.72%
C000016464 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.60%	12.13%		15.96%
C000189758 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.65%	12.19%	15.42%
C000016463 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.48%	10.32%		14.75%
C000055501 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.20%	10.80%		14.58%
C000016465 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.83%	11.35%		15.15%
C000189759 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.62%	12.14%	15.36%
C000016473 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.05%	8.27%		11.31%
C000016475 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.32%	8.48%		11.53%
C000016474 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.45%	6.73%		10.38%
C000016476 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.78%	7.19%		10.20%
C000016477 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.43%	7.72%		10.75%
C000189761 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.30%	8.48%	10.94%
C000016471 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	45.09%	18.63%		10.96%
C000055503 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	45.32%	18.87%		11.18%
C000016472 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	36.34%	16.94%		10.03%
C000055505 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	43.63%	17.44%		9.86%
C000055506 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	44.31%	18.05%		10.41%
C000016484 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	42.57%	7.43%		10.32%
C000016486 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	42.87%	7.64%		10.54%
C000016485 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.98%	5.89%		9.40%
C000088007 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	41.08%	6.37%		9.22%
C000016487 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	41.79%	6.88%		9.77%
C000189764 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	42.81%	7.64%	9.32%
C000016488 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%	9.35%		6.49%
Without Sales Load [Member] | C000016467 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.93%	10.67%		13.14%
Without Sales Load [Member] | C000016463 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.09%	11.63%		15.44%
Without Sales Load [Member] | C000016474 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.74%	8.00%		11.03%
Without Sales Load [Member] | C000016472 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	44.66%	18.33%		10.69%
Without Sales Load [Member] | C000016485 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	42.15%	7.15%		10.05%
S&P 500 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%		15.51%
S&P 500 (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.24%
Russell 1000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.01%	12.66%		15.29%
Russell 1000 (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.01%	12.66%	15.00%
MSCI World [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.34%	11.47%		13.14%
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%	12.30%		15.06%
Russell 3000 (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%	12.30%	14.70%
Russell 1000 Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%	13.71%		18.58%
Russell 1000 Growth (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%	13.71%	18.50%
Russell 1000 Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.09%	11.17%		11.52%
Russell 1000 Value (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.09%	11.17%	10.98%
NYSE Arca Gold Miners [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	49.73%	20.28%		12.60%
Russell 2000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	40.78%	6.98%		11.62%
Russell 2000 (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	40.78%	6.98%	10.46%
S&P 500 Utilities [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.22%	10.84%		9.11%